Schedule of accounts payable to related parties (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 277,654	€ 25,047
San raffaele hospital [Member]
Related Party Transaction [Line Items]
Total	265,616	25,047
Carlo russo [Member]
Related Party Transaction [Line Items]
Total	8,208
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	€ 3,830